UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust,

55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21972
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Credit Allocation Income Trust

=================== BlackRock Credit Allocation Income Trust ===================

DANA HOLDING CORPORATION

Ticker:       DAN            Security ID:  235825205
Meeting Date: APR 23, 2013   Meeting Type: Annual
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Virginia A. Kamsky       For       Did Not Vote Management
1.2   Elect Director Terrence J. Keating      For       Did Not Vote Management
1.3   Elect Director Joseph C. Muscari        For       Did Not Vote Management
1.4   Elect Director Steven B. Schwarzwaelder For       Did Not Vote Management
1.5   Elect Director Richard F.  Wallman      For       Did Not Vote Management
1.6   Elect Director Keith E.  Wandell        For       Did Not Vote Management
1.7   Elect Director Roger J.  Wood           For       Did Not Vote Management
2     Advisory Vote to Ratify Named           For       Did Not Vote Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       Did Not Vote Management
4     Stock Retention/Holding Period          Against   Did Not Vote Shareholder

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Credit Allocation Income Trust

Date: August 27, 2013